Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 121,186,118.10
Previously Paid Amount	0.00
Total Fee Amount	16,735.80
Total Offset Amount	0.00
Net Fee	$ 16,735.80